General (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 ILS (₪) shares	Jun. 30, 2019 ILS (₪)	Jun. 30, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
General (Textual)
Total comprehensive loss | ₪		₪ 11,356
Negative cash flows from operating activities | ₪		₪ (7,516)	₪ (13,121)
Accumulated deficit | ₪				₪ (112,220)	₪ (100,864)
ADS [Member]
General (Textual)
Aggregate of ordinary shares | shares	100	100
U.S. dollars [Member]
General (Textual)
Total comprehensive loss | $	$ 3,276
Negative cash flows from operating activities | $	(2,168)
Accumulated deficit | $	$ (32,377)